ADVISORS PREFERRED TRUST

1445 Research Boulevard, Suite 530

Rockville, MD 20850

December 31, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Advisors Preferred Trust – Hundredfold Select Alternative Fund

Post-Effective Amendment No. 196 to the Registration Statement on Form N-1A

(File No. 333-184169, CIK No. 0001556505)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Advisors Preferred Trust (the “Trust”), on behalf of the Hundredfold Select Alternative Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and form of Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 196 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 27, 2024 (SEC Accession No. 0001580642-24-007821).

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238 or to me at (631) 470-2602.

Very truly yours,

/s/

Christine Casares

Treasurer